Acquisition	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Acquisition

9. Acquisition

On September 12, 2025, the Company completed the acquisition of Fitters Sdn. Bhd. (“Fitters Sub”), a Malaysian private limited company and wholly-owned subsidiary of FITTERS Diversified Berhad, a Malaysian publicly listed company (“FITTERS”). Following the closing of the Transaction, Fitters Sub became a wholly-owned subsidiary of the Company.

Goodwill primarily represents the value of assembled workforce and other intangible assets that cannot be individually identified and recognized as a separate intangible asset under U.S. generally accepted accounting principles and is fully deductible for tax purposes. Goodwill consisted of the following (in $000s):

Balance at December 31, 2024	$—
Goodwill on acquisition of Fitters Sdn. Bhd.	1,570
Balance at December 31, 2025	$1,570

Allocation of purchase consideration

Common Stock of BGMS (formerly CYCC) Shares O/S as of September 11, 2025	2,798,379
19.99% of BGMS (formerly CYCC) Shares issued as consideration	699,158
Stock Price as of September 11, 2025	$6.3650
Cash consideration	$-
Total Estimated Purchase Consideration	$4,450,138

Cash and cash equivalents	784,090
Inventories	1,284,447
Accounts receivables	715,173
Prepaid & other current assets	464,129
Property, plant and equipment, net	129,423
Trade payables	(416,470)
Accrued and other current liabilities	(31,571)
Non-current liabilities - deferred tax	(48,739)
Goodwill	1,569,656

Total Net Assets Acquired	$4,450,138

Inventories, receivables, and other short-term assets and liabilities have been valued at their historical carrying amounts, as the Company believes there are no material differences between those amounts and fair value. The Company similarly determined that fair value of the acquired property, plant, and equipment is materially the same as its historical carrying value as of the acquisition date.

The following unaudited pro forma information for the years ended December 31, 2025 and December 31, 2024 gives effect to the Transaction as if it took place as of January 1, 2024, and combines the historical results of Fitters and the Company for each period. The pro forma results do not include any anticipated cost synergies or other effects of the combined Company. Accordingly, pro forma amounts are not necessarily indicative of the results that actually would have occurred had the acquisitions been completed on the dates indicated, nor are they indicative of the Company’s future operating results.

UNAUDITED SUPPLEMENTAL PRO FORMA INFORMATION FOR REVENUE AND EARNINGS

	Year ended December 31,
	2025	2024

Pro forma revenue	$2,080	$2,053
Pro forma net loss	$(3,191)	$(13,333)
Pro forma net loss per share attributable to common shareholders	$(6.57)	$(602.02)